Destra Focused Equity Fund (Prospectus Summary) | Destra Focused Equity Fund
Destra Focused Equity Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds.  More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder
Information" on page 12 of the Fund's Prospectus and "Purchases" on page 22 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Destra Focused Equity Fund (USD $)	Class A	Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%
Exchange Fees	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Destra Focused Equity Fund		Class A	Class C	Class P	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	0.60%	0.60%	0.70%	0.57%
Total Annual Fund Operating Expenses		1.70%	2.45%	1.80%	1.42%
Fee Waiver	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver		1.60%	2.35%	1.70%	1.32%
[1]	Other Expenses are based on an estimated $100 million average net asset size for the Fund's first fiscal year.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.60% for Class A, 2.35% for Class C, 1.70% for Class P and 1.32% for Class I. This waiver will continue in effect until March 31, 2014. The waiver may be terminated or modified prior to March 31, 2014 only with the approval of the Board of Trustees of the Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Destra Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	728	1,051
Class C	338	733
Class P	173	536
Class I	134	418

Not Redeemed
Expense Example, No Redemption Destra Focused Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	728	1,051
Class C	238	733
Class P	173	536
Class I	134	418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities.

Investment Process Overview. The cornerstone of the sub-adviser's investment philosophy is that sector and industry performance is highly correlated with particular stages of the business cycle. The sub-adviser overweights equities in sectors of the S&P 500 Index it believes will experience economic tailwinds, and avoids investing in sectors it views as untimely at a particular stage of the business cycle. The sub-adviser targets high-quality, market-leading companies within favored sectors. The result is a core investment style that shifts portfolio sector and style emphasis over cycles to seek to remain properly oriented and timely over a full economic and market cycle.

Analysis and Emphasis. The sub-adviser uses a forward-looking, anticipatory strategy. The foundation of this strategy is that particular sectors of the S&P
500 Index tend to perform well in certain phases of an economic cycle. The sub-adviser's investment team analyzes traditional cyclical trends and identifies the characteristics of the current business cycle. The sub-adviser's proprietary macroeconomic database is a key element of this analysis. The Fund's portfolio holdings are shifted to newly favored sectors as the forecasted economic backdrop changes. The result is a core investment style that shifts portfolio emphasis over cycles among "value," "growth at a reasonable price"
and "traditional growth" approaches.

Stock Selection. The S&P 500 Index is the investment universe for the Fund's portfolio. Portfolio candidates are screened to seek to identify market-leading, financially strong companies. The quality screening process focuses on companies with characteristics that include:

o  Large Capitalization: Companies most typically with market capitalizations two to three times the S&P 500 Index's average market capitalization.

o  High Quality: Companies with low debt-to-equity ratios, high return-on-equity, and earnings growth opportunity.

o  Market Leading: Companies with a strong competitive position, prospective benefits from secular tailwinds, and a proven management team.

Principal Risks
Market Risk-The market values of securities owned by the Fund may decline, at times sharply and unpredictably, due to declines in the overall stock market and therefore the value of Fund shares will fluctuate. In general, the value of the
Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Securities Selection Risk-Securities selected by the sub-adviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Sector Focus Risk-The Fund will typically focus its investments on companies within particular economic sectors. To the extent that it does so, developments affecting companies in those sectors will have a magnified effect on the Fund's net asset value and total return.

Non-Diversification/Limited Holdings Risk-The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, may experience increased volatility and may be highly concentrated in certain issues. Furthermore, because the Fund has a relatively small number of issuers the Fund has greater susceptibility to adverse developments in one issuer or group of issuers.

Investment Strategy Risk-The Fund invests in common stocks of companies that the sub-adviser believes will perform well in certain phases of the business cycle. The sub-adviser's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Investment Risk-When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Fund Performance
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.